Segment Data (Details Textual)	12 Months Ended
Dec. 31, 2019 Arenas
Segment Data (Textual)
Number of major customers	1
Gaming & Entertainment segment total revenues, Percentage	16.00%
E-Sports segment total revenues, percentage	14.00%